RELATED-PARTY BALANCES AND TRANSACTIONS - Operating and finance lease (Details) - Related party - Sinotrans - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED-PARTY BALANCES AND TRANSACTIONS
Operating lease liabilities	$ 73	$ 108	$ 141
Finance lease liabilities	$ 1,688	$ 2,431	$ 2,597